Summary of Significant Accounting Policies and Practices (Details) - Schedule of loss on discontinued operations - Discontinued Operations [Member] $ in Thousands	12 Months Ended
Dec. 31, 2020 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenue	$ 453
Expenses	(998)
Loss on discontinued operations	$ (545)